LEGG MASON EQUITY FUNDS

                          LEGG MASON VALUE TRUST, INC.
                      LEGG MASON TOTAL RETURN TRUST, INC.
                   LEGG MASON SPECIAL INVESTMENT TRUST, INC.

                       LEGG MASON INVESTORS TRUST, INC.:
                  Legg Mason American Leading Companies Trust
                           Legg Mason Balanced Trust
                Legg Mason U.S. Small-Capitalization Value Trust
                       Legg Mason Financial Services Fund


      Supplement to the Class A Shares, Primary Shares and Navigator Shares
                       Statement of Additional Information
                              dated October 5, 1999


Information in this Statement of Additional Information on Legg Mason Financial Services Fund is no longer current. Effective April 28, 2000, the fund is offered through a separate Statement of Additional Information, which may be obtained from the fund's distributor, Legg Mason Wood Walker, Incorporated, at 1-800-822-5544.

This Supplement is dated May 24, 2000.